Recurring Fair Value Measurements (Details) - Schedule of fair value of initial measurement - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 23, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Recurring Fair Value Measurements (Details) Schedule of fair value of initial measurement [Line Items]
Risk-free interest rate				1.90%
Expected term (years)				4 years
Expected volatility				228.60%
Dividend yield			0.00%	0.00%
B. Riley Principal 150 Merger Corp.[Member]
Recurring Fair Value Measurements (Details) Schedule of fair value of initial measurement [Line Items]
Risk-free interest rate	0.90%	3.20%	1.30%
Expected term (years)	6 years 4 months 24 days	5 years 1 month 6 days	5 years 6 months
Expected volatility	14.00%	3.30%	18.50%
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Dividend yield		0.00%	0.00%